111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

July 2, 2020

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® International Large Cap Value Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 157 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on June 25, 2020.

Please call the undersigned at (617) 954-5655 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President and Associate Counsel

WBW/mjy